Auditors’ remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Auditor Renumeration [Line Items]
Auditor's remuneration for audit services	£ 132	£ 110	£ 44
Audit-related assurance services	0	3	6
Other assurance services	118	163	158
Tax advisory services	2	15	9
Tax compliance services	21	47	11
Total fees payable	482	458	299
Subsidiaries
Auditor Renumeration [Line Items]
Auditor's remuneration for audit services	£ 209	£ 120	£ 71